CONSOLIDATED STATEMENTS OF INCOME - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Net sales	$ 2,909,625,448	$ 2,904,566,454	$ 2,565,556,067
Cost of sales	(1,618,034,227)	(1,590,957,777)	(1,378,611,966)
Gross margin	1,291,591,221	1,313,608,677	1,186,944,101
Others income by function	11,829,734	40,211,510	4,419,789
Distribution costs	(547,393,154)	(536,420,140)	(470,120,810)
Administrative expenses	(205,911,739)	(214,915,089)	(197,256,571)
Others expenses by function	(329,266,797)	(339,783,068)	(270,703,334)
Other gains (losses)	(27,672,922)	(94,937)	(13,316,208)
Income from operational activities	193,176,343	262,606,953	239,966,967
Finance income	27,522,243	38,102,053	39,402,492
Finance costs	(79,947,714)	(97,165,278)	(77,023,048)
Share of net income (loss) of joint ventures and associates accounted for using the equity method	(14,352,591)	(9,494,703)	(19,217,758)
Gains (losses) on exchange differences	1,473,550	(17,797,269)	(65,944,570)
Result as per adjustment units	(17,631,014)	(10,722,033)	(14,025,895)
Income before taxes	110,240,817	165,529,723	103,158,188
Income tax (expense) benefit	27,051,867	11,015,074	15,267,255
Net income of year	137,292,684	176,544,797	118,425,443
Net income attributable to:
Equity holders of the parent	117,152,207	160,944,138	105,652,728
Non-controlling interests	20,140,477	15,600,659	12,772,715
Net income of year	$ 137,292,684	$ 176,544,797	$ 118,425,443
Basic earnings per share (Chilean pesos) from:
Continuing operations	$ 317.05	$ 435.57	$ 285.93
Diluted earnings per share (Chilean pesos) from:
Continuing operations	$ 317.05	$ 435.57	$ 285.93